Segment Information - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	$ 1,614	$ 1,532	$ 3,288	$ 3,112
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	$ 6	$ 6	$ 12	$ 11